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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         THE CYPRESS FUNDS LLC
                 -------------------------------
   Address:      865 S. Figueroa St., Suite 700
                 -------------------------------
                 Los Angeles, CA 90017
                 -------------------------------

Form 13F File Number: 28-04707
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert Miller
         -------------------------------
Title:   Chief Operating Officer
         -------------------------------
Phone:   (213) 891-6375
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Robert Miller        Los Angeles, California   August 10, 2009
   -------------------------    -----------------------   ---------------
          [Signature]                [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 18
                                        --------------------

Form 13F Information Table Value Total: 148,230
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1         28-10954                     Peak Investments LLC
    ------       -----------------         ---------------------------------

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                           FORM 13F INFORMATION TABLE

                                                                 VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                       TITLE OF CLASS   CUSIP   (X$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------                       -------------- --------- -------- ---------- --- ---- ---------- -------- ---- ------ ----
BANK OF AMERICA CORPORATION             Common      060505104   23,430  1,775,000 SH          Other       1         Shared
DEXCOM INC.                             Common      252131107   10,847  1,752,300 SH          Other       1         Shared
FIFTH STREET FINANCE CORP.              Common      31678A103    7,530    750,000 SH          Other       1         Shared
FREEPORT MCMORAN COPPER & GOLD          Common      35671D857    2,556     51,000 SH          Other       1         Shared
FREEPORT MCMORAN COPPER & GOLD         Pfd Conv     35671D782    9,217    116,000 SH          Other       1         Shared
INTERNATIONAL BUSINESS MACHINE CORP     Common      459200101    4,177     40,000 SH          Other       1         Shared
JPMORGAN & CHASE & CO.                  Common      46625H100    6,481    190,000 SH          Other       1         Shared
MANNKIND CORPORATION                    Common      56400P201    6,233    750,000 SH          Other       1         Shared
MCMORAN EXPLORATION CO.                 Common      582411104      456     76,478 SH          Other       1         Shared
MONSANTO CO.                            Common      61166W101    7,763    104,422 SH          Other       1         Shared
MORGAN STANLEY                          Common      617446448    4,277    150,000 SH          Other       1         Shared
OCCIDENTAL PETROLEUM CORP DEL           Common      674599105    8,226    125,000 SH          Other       1         Shared
SEPRACOR INC.                            Note       817315AU8    8,765  9,300,000 PRN         Other       1         Shared
STATE STREET CORPORATION                Common      857477103   18,814    398,600 SH          Other       1         Shared
SUNTECH PWR HLDGS CO LTD                 Note       86800CAC8   12,189 12,830,000 PRN         Other       1         Shared
TEVA PHARMACEUTICAL INDS LTD             ADR        881624209    8,304    168,300 SH          Other       1         Shared
TRANSOCEAN LTD                          REG SHS     H8817H100    3,863     52,000 SH          Other       1         Shared
WELLS FARGO & COMPANY                   Common      949746101    5,102    210,300 SH          Other       1         Shared
                                                              --------
                                                               148,230
                                                              --------